Contingencies - Narrative (Details) - USD ($)										3 Months Ended	12 Months Ended
	Nov. 05, 2019	Mar. 27, 2014	Jun. 21, 2013	Feb. 01, 2013	Dec. 18, 2012	Dec. 17, 2012	Oct. 04, 2012	Dec. 29, 2011	Dec. 22, 2011	Jun. 30, 2021	Dec. 31, 2020	Oct. 06, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contingencies [Line Items]
Accrual											$ 500,000		$ 700,000	$ 1,900,000	$ 400,000
Reasonably possible losses in excess of accruals											11,500,000
Brazilian Value- Added Tax Matters
Contingencies [Line Items]
Accrual			$ 1,500,000			$ 3,200,000			$ 2,300,000
Assessments and penalties	$ 500,000	$ 500,000	$ 1,200,000	$ 600,000	$ 300,000	$ 2,700,000	$ 900,000	$ 100,000	1,500,000
Loss payments											500,000
Cash deposits											600,000	$ 500,000
Brazilian Value- Added Tax Matters | Forecast
Contingencies [Line Items]
Loss return cash deposit										$ 100,000
Sorocaba Federal Court
Contingencies [Line Items]
Assessments and penalties									$ 2,300,000
Brazilian Tax Credit Matters
Contingencies [Line Items]
Assessments and penalties											1,900,000
Pending Litigation | Brazilian Value- Added Tax Matters
Contingencies [Line Items]
Reasonably possible losses that may be incurred											10,700,000
Accrual											0
Deposit to partially mitigate interest and penalties											8,200,000
Pending Litigation | Other matters
Contingencies [Line Items]
Reasonably possible losses that may be incurred											$ 800,000